MFS® INVESTMENT MANAGEMENT

500 Boylston Street, Boston, Massachusetts  02116-3741

617 - 954-5000

March 28, 2012

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Massachusetts Investors Growth Stock Fund (the “Trust”) (File Nos. 2-14677 and 811-859); Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 88 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 87 to the above-captioned Registration Statement.

This Amendment is being filed for the purpose of registering a new class of shares, Class R5 shares, for the Massachusetts Investors Growth Stock Fund (the “Fund”).  Class R5 shares will have no front-end sales charge or contingent sales charge, and will be offered to certain retirement plans.  A description of the Fund’s new Class R5 shares is contained in the Prospectus and Statement of Additional Information included in the Amendment.

Please be advised that several other Funds within the MFS Funds complex anticipate registering Class R5 shares in the near future that are substantially identical to the Class R5 shares of the Fund described in the Amendment.  Accordingly, MFS plans to file a request under Rule 485(b)(1)(vii) on behalf of such other MFS Funds seeking a determination by the Staff of the Division of Investment Management that the post-effective amendments associated with the addition of Class R5 shares to certain other MFS Funds can be filed pursuant to Rule 485(b).  MFS currently anticipates filing the request pursuant to Rule 485(b)(1)(vii) subsequent to the effective date of previously filed post-effective amendments for certain MFS Funds adding Class R5 shares.

If you have any questions concerning the foregoing, please call Jennifer Moore at (617) 954-5923.

Sincerely,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President and Senior Counsel

BEL/bjn
Enclosures